Cash and Cash Equivalents - Summary of Components of Cash flows from loss of control of subsidiaries or other businesses (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses	$ 520,086,080	$ 1,234,493,876
Enel X Way Chile S.p.A. [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses		11,358,338
Enel Transmisin Chile S.A. [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses		1,228,616,013
Enel X AMPCI Ebus Chile SpA [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses		2,001,407
Enel Transmisin Chile S.A., Not Part of the Group [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses		$ (7,481,882)
Arcadia Generacin Solar S.A
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses	521,881,880
Arcadia Generacin Solar S.A Not part of the group
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses	$ (1,795,800)